Debt	12 Months Ended
Dec. 31, 2018
Debt
Debt

Note 12—Debt

The Company’s total debt at December 31, 2018 and 2017, amounted to $8,618 million and $7,408 million, respectively.

Short-term debt and current maturities of long-term debt

The Company’s “Short‑term debt and current maturities of long‑term debt” consisted of the following:

	December 31,
($ in millions)	2018	2017
Short-term debt (weighted-average interest rate of 2.3% and 2.7%, respectively)	561	317
Current maturities of long-term debt (weighted-average nominal interest rate of 2.7% and 2.0%, respectively)	1,470	409
Total	2,031	726

Short‑term debt primarily represents short‑term loans from various banks and issued commercial paper.

At December 31, 2018, the Company had in place two commercial paper programs: a $2 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies, and a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States. At December 31, 2018 and 2017, $292 million and $259 million, respectively, was outstanding under the $2 billion program in the United States. At December 31, 2018, $172 million was outstanding under the Euro-commercial $2 billion program. No amount was outstanding under this program at December 31, 2017.

In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2021, for general corporate purposes. Interest costs on drawings under the facility are LIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of 0.20 percent, while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which represents commitment fees of 0.07 percent per annum. Utilization fees, payable on drawings, amount to 0.075 percent per annum on drawings up to one-third of the facility, 0.15 percent per annum on drawings in excess of one‑third but less than or equal to two‑thirds of the facility, or 0.30 percent per annum on drawings over two‑thirds of the facility. No amount was drawn at December 31, 2018 and 2017. The facility contains cross‑default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long‑term debt

The Company raises long term debt in various currencies, maturities and on various interest rate terms. For certain of its debt obligations, the Company utilizes derivative instruments to modify its interest rate exposure. In particular, the Company uses interest rate swaps to effectively convert certain fixed‑rate long‑term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

The following table summarizes the Company’s long‑term debt considering the effect of interest rate swaps. Consequently, a fixed‑rate debt subject to a fixed‑to‑floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2018			2017
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	3,106	1.7%	1.1%	3,213	1.7%	0.6%
Fixed rate	4,951	3.6%	3.6%	3,878	3.5%	3.5%
	8,057			7,091
Current portion of long-term debt	(1,470)	2.7%	2.7%	(409)	2.0%	2.0%
Total	6,587			6,682

At December 31, 2018, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2019	1,448
2020	326
2021	1,269
2022	1,250
2023	1,252
Thereafter	2,366
Total	7,911

Details of the Company’s outstanding bonds were as follows:

	December 31,
	2018			2017
	Nominal		Carrying	Nominal		Carrying
	outstanding		value(1)	outstanding		value(1)
	(in millions)			(in millions)
Bonds:
1.50% CHF Bonds, due 2018				CHF	350	$358
2.625% EUR Instruments, due 2019	EUR	1,250	$1,431	EUR	1,250	$1,493
2.8% USD Notes, due 2020	USD	300	$299
4.0% USD Notes, due 2021	USD	650	$646	USD	650	$644
2.25% CHF Bonds, due 2021	CHF	350	$373	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$265	USD	250	$270
2.875% USD Notes, due 2022	USD	1,250	$1,242	USD	1,250	$1,256
3.375% USD Notes, due 2023	USD	450	$448
0.625% EUR Instruments, due 2023	EUR	700	$807	EUR	700	$834
0.75% EUR Instruments, due 2024	EUR	750	$862	EUR	750	$889
3.8% USD Notes, due 2028	USD	750	$746
4.375% USD Notes, due 2042	USD	750	$723	USD	750	$723
Total			$7,842			$6,845
(1)	USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.

During 2018, the Company repaid at maturity the 1.50% CHF Bonds, due 2018. The 1.50% CHF Bonds, due 2018, paid interest annually in arrears at a fixed annual rate of 1.5 percent.

The 2.625% EUR Instruments, due 2019, pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

The 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at a fixed annual rate of 4.0 percent. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

The 2.25% CHF Bonds, due 2021, pay interest annually in arrears, at a fixed annual rate of 2.25 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

The 5.625% USD Notes, due 2021, pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. The Company has the option to redeem the notes prior to maturity at the greater of (i) 100 percent of the principal amount of the notes to be redeemed, and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

The 2.875% USD Notes, due 2022, pay interest semi-annually in arrears at a fixed annual rate of 2.875 percent.  The 4.375% USD Notes, due 2042, pay interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem  both of these notes (which were issued together in May 2012) prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided.  The Company has entered into interest rate swaps for an aggregate nominal amount of $1,050 million to partially hedge its interest obligations on the 2.875% USD Notes, due 2022.  After considering the impact of such swaps, $1,050 million of the outstanding principal is shown as floating rate debt in the table of long-term debt above.

The 0.625% EUR Instruments, due 2023, were issued in May 2016, with total net issuance proceeds of EUR 697 million (equivalent to approximately $807 million on date of issuance). These Instruments pay interest annually in arrears at a fixed rate of 0.625 percent per annum. The Company may redeem these notes three months prior to maturity (Par call date), in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. The Company may redeem these instruments in whole or in part, after the Par call date at 100 percent of the principal amount of the notes to be redeemed. In 2017, the Company entered into interest rate swaps to hedge its interest on these bonds. After considering the impact of such swaps, these notes effectively became floating rate euro obligations and consequently have been shown as floating rate debt, in the table of long-term debt above.

The 0.75% EUR Instruments, due 2024, were issued in May 2017, with total net issuance proceeds of EUR 745 million (equivalent to approximately $824 million on date of issuance). These Instruments pay interest annually in arrears at a fixed rate of 0.75 percent per annum and have the same early redemption terms as the 0.625% EUR Instruments above. The Company entered into interest rate swaps to hedge its interest on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate euro obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

In April 2018, the Company issued the following notes (i) $300 million of 2.8% USD Notes, due 2020, (ii) $450 million of 3.375% USD Notes, due 2023, and (iii) $750 million of 3.8% USD Notes, due 2028. Each of the respective notes pays interest semi-annually in arrears. The aggregate net proceeds of these bond issues, after underwriting discount and other fees, amounted to $1,494 million. The Company may redeem the notes at any time prior to their maturity date in the case of the 2020 Notes, up to one month prior to their maturity date in the case of the 2023 Notes, and up to three months prior to their maturity date in the case of the 2028 Notes, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the Notes terms, plus interest accrued at the redemption date. On or after March 3, 2023 (one month prior to their maturity date) in the case of the 2023 Notes and on or after January 3, 2028 (three months prior to their maturity date) in the case of the 2028 Notes, the Company may also redeem the notes of the applicable series, in whole or in part, at any time at a redemption price equal to 100 percent of the principal amount of the notes to be redeemed plus unpaid accrued interest to, but excluding, the redemption date. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided.

The Company’s various debt instruments contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

In addition to the bonds described above, included in long-term debt at December 31, 2018 and 2017, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.

In February 2019, the Company issued the following notes: (i) CHF 280 million of 0.3% CHF Notes, due 2024 and (ii) CHF 170 million of 1.0% CHF Notes, due 2029. Each of the respective notes pays interest annually in arrears. The Company recorded aggregate net proceeds, after underwriting discount and other fees, of CHF 449 million (equivalent to approximately $449 million on date of issuance).

On March 26, 2019, the Company repaid at maturity its EUR 1,250 million 2.625% Instruments, equivalent to $1,414 million at date of payment. In addition, at March 27, 2019, the amount outstanding under the $2 billion program in the United States had increased to $825 million from $292 million at December 31, 2018, and the amount outstanding under the $2 billion Euro-commercial paper program had increased to $509 million from $172 million at December 31, 2018.